ACCOUNTING FOR STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 6 – SHARE BASED PAYMENTS

The Company recorded approximately $66,000 and $52,000 in compensation expense in the six month periods ended June 30, 2011 and June 30, 2010, respectively, related to options issued under its stock-based incentive compensation plans.  This includes expense related to both options issued in the current year and options issued in prior years for which the requisite service period for those options includes the current year.  The fair value of these options was calculated using the Black-Scholes options pricing model.  There were 425,000 and 25,000 options issued during the six month periods ended June 30, 2011 and 2010, respectively. For options issued in 2011, the following assumptions were used: dividend yield of 0%, expected volatility of 78%, risk free interest rate of 3.5% and an expected life of 10 years.

NOTE 12 - ACCOUNTING FOR STOCK BASED COMPENSATION

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.  At December 31, 2010, the Company has implemented five shareholder approved stock option plans.  These plans are intended to comply with Section 422 of the Internal Revenue Code of 1986, as amended.  The plans collectively provide for the total issuance of 3,600,000 common shares over ten years from the date of each plan’s approval.  In addition, the plans allow for additional increases of 15% of the then outstanding shares.

The Company recorded approximately $103,000 and $203,000 in compensation expense in the years ended December 31, 2010 and  2009 respectively, related to options issued or stock grants under its stock-based incentive compensation plans.  This includes expense related to both options issued in the current year and options issued in prior years for which the requisite service period for those options includes the current year.  The fair value of these options was calculated using the Black-Scholes options pricing model.  Information related to the assumptions used in this model is set forth in the Company’s Annual Report on Form 10-KSB for the fiscal year ended December 31, 2006. For options issued in 2010, the following assumptions were used: dividend yield of 0%, expected volatility of 78%, risk free interest rates of 3.5% and an expected life of 10 years. Treasury stock generally is issued upon stock option exercises.

Transactions under the stock option plans are summarized below. At December 31, 2010, a total of 1,572,410 options were outstanding under these plans.

	Employee Stock Plans
	Options	Weighted Average Exercise Price
Outstanding at 12/31/08	445,410	$0.53
Granted	1,095,000	0.38
Exercised	---	---
Forfeited	(18,000)	0.51
Outstanding at 12/31/09	1,522,410	$0.42
Granted	50,000	0.73
Exercised	---	---
Forfeited	---	---
Outstanding at 12/31/10	1,572,410	$0.43

The fair value of options granted during the twelve month period ended December 31, 2010, was approximately $30,000 for 50,000 options which vested upon grant.

The fair value of options granted during the twelve month period ended December 31, 2009, was approximately $311,000; 900,000 of the granted options vest over a three-year period with an exercise price of a ten percent premium over the stock price on the date of grant, 145,000 options vested upon grant and 50,000 options vest in four years.

For 2010, the aggregate intrinsic value represents the value of the Company’s closing stock price of $0.55 on the last trading day of the period in excess of the exercise price multiplied by the number of options outstanding or exercisable. The total intrinsic value of options exercised during 2010 was $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately $85,000 as of December 31, 2010, related to approximately 334,000 shares with a per share weighted average fair value of  $0.26. We anticipate this expense to be recognized over a weighted average period of approximately 1.2 years.

For 2009, the total intrinsic value of options exercised was $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately $159,000 as of December 31, 2009, related to approximately 647,000 shares with a per share weighted average fair value of  $0.25.

The following table summarizes information about options outstanding at December 31, 2010 and 2009, under the Employee Stock Plans:

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Number Outstanding	Weighted Avg. Remaining Contractual Life	Weighted Avg. Exercise Price	Number Exercisable	Weighted Avg. Exercise Price
2010:	$1.26 - 1.87	16,500	5.4 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,555,910	7.1 years	$0.42	1,221,535	$0.44
	Total	1,572,410	7.1 years	$0.43	1,238,035	$0.46

2009:	$1.26 - 1.87	16,500	6.4 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,505,910	8.0 years	$0.41	859,035	$0.47
	Total	1,522,410	8.0 years	$0.42	875,535	$0.49

	Aggregate intrinsic value	$247,980			$175,380

The weighted average remaining contractual life of options exercisable as of December 31, 2010, was 6.6 years.

During 2009, the Company renewed the three year employment agreement with its President and CEO.  In accordance with this agreement, the Company accrued $24,000 and $24,000 of deferred compensation in 2010 and 2009, respectively. In addition, in accordance with this agreement the Company awarded the President and CEO a stock grant of 1,182,699 shares with a value on the grant date of $331,156 which, was recorded as a liability as of December 31, 2008, with issuance of shares made in 2009. Also, during 2009, in accordance with this agreement the Company awarded the President and CEO stock options of 900,000 with a value on the grant date of $199,980; the options vest over a three year period.